Interim Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued	23,000,000	23,000,000
Preferred stock, shares outstanding	23,000,000	23,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	975,000,000	975,000,000	975,000,000
Common stock, shares issued	975,000,000	975,000,000	3,959,541
Common stock, shares outstanding	975,000,000	975,000,000	3,959,541
Series A Preferred Stock [Member]
Preferred stock, par value		$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	50,000,000	50,000,000
Preferred stock, shares issued	3,000,000	3,000,000	3,000,000
Preferred stock, shares outstanding	3,000,000	3,000,000	3,000,000
Series B Preferred Stock [Member]
Preferred stock, par value		$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	50,000,000	50,000,000
Preferred stock, shares issued		20,000,000	20,000,000
Preferred stock, shares outstanding	20,000,000	20,000,000	20,000,000